Advances for Vessels under Construction and Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Balance at beginning of year	$ 1,585
Other costs capitalized	46,777	50,456
Balance at end of year	5,466	1,585
Advances for Vessels under Construction and Acquisitions
Balance at beginning of year	1,585	0
Advances for vessels under construction and related costs	2,350	1,585
Advances for second hand vessels	7,587	0
Other costs capitalized	1,730	0
Vessels delivered	(7,786)	0
Balance at end of year	$ 5,466	$ 1,585